Segment Information Segment Information (Amounts Related To Balance Sheets For Each Segment) (Details) (USD $) In Millions, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Segment Reporting, Asset Reconciling Item
Assets	$ 8,123	$ 5,568
Investment in unconsolidated affiliates	2,214	1,925
Goodwill	1,128	790
Gathering And Processing
Segment Reporting, Asset Reconciling Item
Assets	4,210	1,960
Investment in unconsolidated affiliates	35	0
Goodwill	651	313
Natural Gas Transportation
Segment Reporting, Asset Reconciling Item
Assets	1,232	1,297
Investment in unconsolidated affiliates	1,231	1,296
Goodwill	0	0
NGL Services
Segment Reporting, Asset Reconciling Item
Assets	948	629
Investment in unconsolidated affiliates	948	629
Goodwill	0	0
Contract Services
Segment Reporting, Asset Reconciling Item
Assets	1,672	1,621
Investment in unconsolidated affiliates	0	0
Goodwill	477	477
Corporate
Segment Reporting, Asset Reconciling Item
Assets	61	61
Investment in unconsolidated affiliates	0	0
Goodwill	0	0
Eliminations
Segment Reporting, Asset Reconciling Item
Assets	0	0
Investment in unconsolidated affiliates	0	0
Goodwill	$ 0	$ 0